NOTES RECEIVABLE (Details)	3 Months Ended
	Mar. 31, 2017 USD ($)	Mar. 31, 2017 EUR (€)	Dec. 31, 2016 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable	$ 729,907
Accrued interest - notes receivable	$ 4,570
Loan to NMB [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Principal amount of loan | €		€ 1,000,000
Interest rate	5.00%	5.00%
Loan maturity in years	1 year
Notes receivable	$ 729,907